Business organization	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business organization

(1) Business organization

Planet Fitness, Inc. (the “Company”), through its subsidiaries, is a franchisor and operator of fitness centers, with more than 8.3 million members and 1,171 owned and franchised locations (referred to as stores) in 47 states, the District of Columbia, Puerto Rico, Canada and the Dominican Republic as of March 31, 2016.

The Company serves as the reporting entity for its various subsidiaries that operate three distinct lines of business:

•	Licensing and selling franchises under the Planet Fitness trade name.
•	Owning and operating fitness centers under the Planet Fitness trade name.
•	Selling fitness-related equipment to franchisee-owned stores.

The Company was formed as a Delaware corporation on March 16, 2015 for the purpose of facilitating an initial public offering (the “IPO”) which was completed on August 11, 2015 and related transactions in order to carry on the business of Pla-Fit Holdings, LLC and its subsidiaries (“Pla-Fit Holdings”). As of August 5, 2015, in connection with the recapitalization transactions that occurred prior to the IPO, the Company became the sole managing member and holder of 100% of the voting power of Pla-Fit Holdings and 37.1% of the economic interest. Pla-Fit Holdings owns 100% of Planet Intermediate, LLC which has no operations but is the 100% owner of Planet Fitness Holdings, LLC, a franchisor and operator of fitness centers. With respect to the Company, Pla-Fit Holdings and Planet Intermediate, LLC, each entity owns nothing other than the respective entity below it in the corporate structure and each entity has no other material operations.

Subsequent to the IPO and the related recapitalization transactions, the Company is a holding company whose principal asset is a controlling equity interest in Pla-Fit Holdings. As the sole managing member of Pla-Fit Holdings, the Company operates and controls all of the business and affairs of Pla-Fit Holdings, and through Pla-Fit Holdings, conducts its business. As a result, the Company consolidates Pla-Fit Holdings’ financial results and reports a non-controlling interest related to the portion of limited liability company units of Pla-Fit Holdings, LLC (“Holdings Units”) not owned by the Company. As of March 31, 2016, the Company owned 100% of the voting interest, and 37.1% of the economic interest of Pla-Fit Holdings. As future exchanges of Holdings Units occur, the economic interest in Pla-Fit Holdings held by Planet Fitness, Inc. will increase.

The recapitalization transactions are considered transactions between entities under common control. As a result, the financial statements for periods prior to the IPO and the recapitalization transactions are the financial statements of Pla-Fit Holdings as the predecessor to the Company for accounting and reporting purposes. Unless otherwise specified, “the Company” refers to both Planet Fitness, Inc. and Pla-Fit Holdings throughout the remainder of these notes.

(1) Business organization

Planet Fitness, Inc. (the “Company”), through its subsidiaries, is a franchisor and operator of fitness centers, with approximately 7.3 million members and 1,124 owned and franchised locations (referred to as stores) in 47 states, the District of Columbia, Puerto Rico, Dominican Republic and Canada as of December 31, 2015.

The Company serves as the reporting entity for its various subsidiaries that operate three distinct lines of business:

•	Licensing and selling franchises under the Planet Fitness trade name;
•	Owning and operating fitness centers under the Planet Fitness trade name; and
•	Selling fitness-related equipment to franchisee-owned stores.

In 2012 investment funds affiliated with TSG Consumer Partners, LLC (“TSG”), purchased interests in Pla-Fit Holdings.

The Company was formed as a Delaware corporation on March 16, 2015 for the purpose of facilitating an initial public offering (the “IPO”) and related transactions in order to carry on the business of Pla-Fit Holdings, LLC and its subsidiaries (“Pla-Fit Holdings”). As of August 5, 2015, in connection with the recapitalization transactions discussed below, the Company became the sole managing member and holder of 100% of the voting power and 37.1% of the economic interest of Pla-Fit Holdings. Pla-Fit Holdings owns 100% of Planet Intermediate, LLC which has no operations but is the 100% owner of Planet Fitness Holdings, LLC, a franchisor and operator of fitness centers. With respect to the Company, Pla-Fit Holdings and Planet Intermediate, LLC, each entity owns nothing other than the respective entity below it in the corporate structure and each entity has no other material operations.

Initial Public Offering

On August 11, 2015, the Company completed an IPO pursuant to which the Company and selling stockholders sold an aggregate of 15,525,000 shares of Class A common stock at a public offering price of $16.00 per share. The Company received $156,946 in proceeds from its sale of 10,491,055 shares of Class A common stock, net of underwriting discounts and commissions, which were used to purchase an equal number of limited liability company units (“Holdings Units”) from existing holders (“Continuing LLC Owners”) of interests in Pla-Fit Holdings, at a purchase price per unit equal to the IPO price per share of Class A common stock, net of underwriting discounts and commissions.

Recapitalization Transactions

In connection with the IPO, the Company and Pla-Fit Holdings completed a series of recapitalization transactions on August 5, 2015 which are described below (also see Note 12):

•

Pla-Fit Holdings amended and restated the limited liability company agreement to, among other things, (i) provide for a new single class of limited liability company units, Holdings Units, (ii) exchange all membership interests of the then-existing holders of Pla-Fit Holdings membership interests for Holdings Units and (iii) appoint the Company as the sole managing member of Pla-Fit Holdings.

•	The Company issued 72,602,810 shares of Class B common stock with voting rights but no economic rights to Pla-Fit Holdings’ existing owners on a one-to-one basis for each Holdings Unit owned.
•

The Company merged with Planet Fitness Holdings L.P., a predecessor entity to the Company that held indirect interests in Pla-Fit Holdings, for which the Company issued 26,106,930 shares of Class A common stock to the holders of interests in Planet Fitness Holdings L.P. (the “Direct TSG Investors”).

Subsequent to the IPO and the related recapitalization transactions, the Company is a holding company whose principal asset is a controlling equity interest in Pla-Fit Holdings. As the sole managing member of Pla-Fit Holdings, the Company operates and controls all of the business and affairs of Pla-Fit Holdings, and through Pla-Fit Holdings, conducts its business. As a result, the Company consolidates Pla-Fit Holdings’ financial results and reports a non-controlling interest related to the portion of Holdings Units not owned by the Company. As of December 31, 2015, the Company held 100% of the voting interest, and approximately 37.1% of the economic interest in Pla-Fit Holdings. As future exchanges of Holdings Units occur, the economic interest in Pla-Fit Holdings held by Planet Fitness, Inc. will increase.

The recapitalization transactions are considered transactions between entities under common control. As a result, the financial statements for periods prior to the IPO and the recapitalization transactions are the financial statements of Pla-Fit Holdings as the predecessor to the Company for accounting and reporting purposes. Unless otherwise specified, “the Company” refers to both Planet Fitness, Inc. and Pla-Fit Holdings throughout the remainder of these notes.